Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Schedule of Other Financial Liabilities

Other financial liabilities as at December 31, 2024 and 2023 were as follows:

As at December 31, 2024	FVTPL	FVOCI	Amortized Cost	Total
	$	$	$	$
Financial liabilities
Warrants liability (level 2)	3,163,115	–	–	3,163,115
Lease liabilities (level 2)	–	–	155,527	155,527
	3,163,115	–	155,527	3,318,642

As at December 31, 2023	FVTPL	FVOCI	Amortized Cost	Total
	$	$	$	$
Financial liabilities
Warrants liability (level 2)	1,638,808	–	–	1,638,808
Lease liabilities (level 2)	–	–	119,697	119,697
	1,638,808	–	119,697	1,758,505